Stock-Based Compensation - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions				12 Months Ended
	Oct. 20, 2015 shares	Aug. 08, 2015 shares	Jul. 26, 2014 shares	Mar. 31, 2016 INR (₨) ₨ / shares shares	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨) ₨ / shares shares	Mar. 31, 2014 INR (₨) ₨ / shares	Jun. 27, 2013 INR (₨) shares	Jun. 30, 2010 INR (₨) shares	Jun. 30, 2007 INR (₨) shares	Jun. 30, 2005 INR (₨) shares	Jun. 30, 2003 INR (₨) shares	Jan. 31, 2000 INR (₨) shares	Mar. 31, 2013 ₨ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of options exercised at grant date				₨ 66.7		₨ 122.1	₨ 129.7
Stock-based compensation, aggregate intrinsic value of options exercised at exercise date				11,005.5		9,662.4	5,359.2
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date				169.6		236.5
Stock-based compensation, aggregate intrinsic value of options outstanding				30,648.5		37,020.7
Stock-based compensation, aggregate intrinsic value of options exercisable at grant date				169.6		236.5
Stock-based compensation, aggregate intrinsic value of options exercisable				20,334.8		20,295.7
Stock-based compensation, total stock compensation cost recognized under the plans				₨ 12,593.8	$ 190.1	₨ 9,138.8	₨ 5,495.5
Stock-based compensation, unvested options, outstanding | shares				78,973,300		67,161,600
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares				₨ 952.4		₨ 773.7
Stock-based compensation, unvested options, aggregate intrinsic value at grant date				₨ 0.0		₨ 0.0
Stock-based compensation, unvested options, aggregate intrinsic value as at end of period				10,313.7		16,725.1
Stock-based compensation, total estimated compensation cost to be recognized in future periods				₨ 11,752.8		₨ 8,515.3
Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares				₨ 840.19		₨ 683.16	₨ 556.06							₨ 417.32
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)				8 months 12 days	8 months 12 days
Employees Stock Option Scheme | Plan ''A''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares													50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved													₨ 100.0
Employees Stock Option Scheme | Plan ''B''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares												50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved												₨ 100.0
Employees Stock Option Scheme | Plan ''C''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares											50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved											₨ 100.0
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares				₨ 693.00
Employees Stock Option Scheme | Plan ''D''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares										75,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved										₨ 150.0
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares				680.00
Employees Stock Option Scheme | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares									100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved									₨ 200.0
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares				598.71
Employees Stock Option Scheme | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares								100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved								₨ 200.0
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares				₨ 975.41
Employees Stock Option Scheme | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, expiration				5 years	5 years
Employees' Stock Option Scheme, general discretionary vesting period				3 years	3 years
Employees Stock Option Scheme | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, general discretionary vesting period				1 year	1 year
Scheme XXIII | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares			574,000
Scheme XXIV | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares			41,085,000
Scheme XXV | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares		44,833,200
Scheme XXVI | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares	3,000